Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 59.44%
Communication services: 5.32%
Diversified telecommunication services: 0.41%
AT&T, Inc.	6,714	$118,167
Verizon Communications, Inc.	3,948	165,658
		283,825
Entertainment: 0.78%
Electronic Arts, Inc.	228	30,249
Live Nation Entertainment, Inc.†	133	14,067
Netflix, Inc.†	406	246,576
Take-Two Interactive Software, Inc.†	149	22,125
Walt Disney Co.	1,722	210,704
Warner Bros Discovery, Inc.†	2,084	18,193
		541,914
Interactive media & services: 3.67%
Alphabet, Inc. Class A†	5,534	835,247
Alphabet, Inc. Class C†	4,633	705,421
Match Group, Inc.†	255	9,251
Meta Platforms, Inc. Class A	2,066	1,003,208
		2,553,127
Media: 0.35%
Charter Communications, Inc. Class A†	93	27,029
Comcast Corp. Class A	3,721	161,305
Fox Corp. Class A	225	7,036
Fox Corp. Class B	124	3,549
Interpublic Group of Cos., Inc.	360	11,747
News Corp. Class A	357	9,346
News Corp. Class B	108	2,922
Omnicom Group, Inc.	186	17,997
Paramount Global Class B	453	5,332
		246,263
Wireless telecommunication services: 0.11%
T-Mobile U.S., Inc.	490	79,978
Consumer discretionary: 6.15%
Automobile components: 0.04%
Aptiv PLC†	262	20,868
BorgWarner, Inc.	216	7,504
		28,372
Automobiles: 0.80%
Ford Motor Co.	3,665	48,671
General Motors Co.	1,084	49,159
Tesla, Inc.†	2,602	457,406
		555,236
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Broadline retail: 2.27%
Amazon.com, Inc.†	8,584	$1,548,382
eBay, Inc.	487	25,704
Etsy, Inc.†	112	7,697
		1,581,783
Distributors: 0.07%
Genuine Parts Co.	132	20,451
LKQ Corp.	251	13,406
Pool Corp.	36	14,526
		48,383
Hotels, restaurants & leisure: 1.22%
Airbnb, Inc. Class A†	409	67,469
Booking Holdings, Inc.	33	119,720
Caesars Entertainment, Inc.†	203	8,879
Carnival Corp.†	946	15,458
Chipotle Mexican Grill, Inc.†	26	75,576
Darden Restaurants, Inc.	112	18,721
Domino’s Pizza, Inc.	33	16,397
Expedia Group, Inc.†	123	16,943
Hilton Worldwide Holdings, Inc.	237	50,554
Las Vegas Sands Corp.	347	17,940
Marriott International, Inc. Class A	232	58,536
McDonald’s Corp.	681	192,008
MGM Resorts International†	257	12,133
Norwegian Cruise Line Holdings Ltd.†	399	8,351
Royal Caribbean Cruises Ltd.†	222	30,860
Starbucks Corp.	1,063	97,148
Wynn Resorts Ltd.	89	9,098
Yum! Brands, Inc.	264	36,604
		852,395
Household durables: 0.23%
D.R. Horton, Inc.	280	46,074
Garmin Ltd.	144	21,437
Lennar Corp. Class A	232	39,899
Mohawk Industries, Inc.†	50	6,545
NVR, Inc.†	3	24,300
PulteGroup, Inc.	199	24,003
		162,258
Leisure products: 0.01%
Hasbro, Inc.	122	6,896
Specialty retail: 1.23%
AutoZone, Inc.†	16	50,426
Bath & Body Works, Inc.	212	10,604
Best Buy Co., Inc.	180	14,765
CarMax, Inc.†	148	12,892
See accompanying notes to portfolio of investments
2 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Specialty retail(continued)
Home Depot, Inc.	935	$358,666
Lowe’s Cos., Inc.	540	137,554
O’Reilly Automotive, Inc.†	55	62,088
Ross Stores, Inc.	316	46,376
TJX Cos., Inc.	1,070	108,520
Tractor Supply Co.	102	26,696
Ulta Beauty, Inc.†	46	24,053
		852,640
Textiles, apparel & luxury goods: 0.28%
Deckers Outdoor Corp.†	24	22,590
lululemon athletica, Inc.†	108	42,190
NIKE, Inc. Class B	1,143	107,419
Ralph Lauren Corp.	37	6,947
Tapestry, Inc.	215	10,208
VF Corp.	310	4,756
		194,110
Consumer staples: 3.55%
Beverages: 0.84%
Brown-Forman Corp. Class B	170	8,775
Coca-Cola Co.	3,654	223,552
Constellation Brands, Inc. Class A	151	41,036
Keurig Dr Pepper, Inc.	978	29,995
Molson Coors Beverage Co. Class B	174	11,702
Monster Beverage Corp.†	694	41,140
PepsiCo, Inc.	1,291	225,938
		582,138
Consumer staples distribution & retail: 1.11%
Costco Wholesale Corp.	417	305,507
Dollar General Corp.	206	32,148
Dollar Tree, Inc.†	194	25,831
Kroger Co.	622	35,535
Sysco Corp.	467	37,911
Target Corp.	434	76,909
Walgreens Boots Alliance, Inc.	672	14,576
Walmart, Inc.	4,020	241,883
		770,300
Food products: 0.48%
Archer-Daniels-Midland Co.	501	31,468
Bunge Global SA	136	13,943
Campbell Soup Co.	185	8,223
Conagra Brands, Inc.	449	13,308
General Mills, Inc.	533	37,294
Hershey Co.	141	27,425
Hormel Foods Corp.	272	9,490
J M Smucker Co.	100	12,587
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Food products(continued)
Kellanova	248	$14,208
Kraft Heinz Co.	749	27,638
Lamb Weston Holdings, Inc.	136	14,488
McCormick & Co., Inc.	236	18,127
Mondelez International, Inc. Class A	1,264	88,480
Tyson Foods, Inc. Class A	269	15,799
		332,478
Household products: 0.73%
Church & Dwight Co., Inc.	231	24,096
Clorox Co.	117	17,914
Colgate-Palmolive Co.	773	69,609
Kimberly-Clark Corp.	316	40,874
Procter & Gamble Co.	2,210	358,572
		511,065
Personal care products: 0.10%
Estee Lauder Cos., Inc. Class A	219	33,759
Kenvue, Inc.	1,618	34,722
		68,481
Tobacco: 0.29%
Altria Group, Inc.	1,656	72,235
Philip Morris International, Inc.	1,458	133,582
		205,817
Energy: 2.35%
Energy equipment & services: 0.20%
Baker Hughes Co.	940	31,490
Halliburton Co.	836	32,955
Schlumberger NV	1,340	73,446
		137,891
Oil, gas & consumable fuels: 2.15%
APA Corp.	339	11,655
Chevron Corp.	1,629	256,958
ConocoPhillips	1,106	140,772
Coterra Energy, Inc.	706	19,683
Devon Energy Corp.	602	30,208
Diamondback Energy, Inc.	168	33,293
EOG Resources, Inc.	548	70,056
EQT Corp.	386	14,309
Exxon Mobil Corp.	3,729	433,459
Hess Corp.	258	39,381
Kinder Morgan, Inc.	1,816	33,305
Marathon Oil Corp.	550	15,587
Marathon Petroleum Corp.	346	69,719
Occidental Petroleum Corp.	618	40,164
ONEOK, Inc.	547	43,853
See accompanying notes to portfolio of investments
4 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Phillips 66	404	$65,989
Pioneer Natural Resources Co.	219	57,488
Targa Resources Corp.	209	23,406
Valero Energy Corp.	320	54,621
Williams Cos., Inc.	1,142	44,504
		1,498,410
Financials: 7.82%
Banks: 2.00%
Bank of America Corp.	6,465	245,153
Citigroup, Inc.	1,787	113,010
Citizens Financial Group, Inc.	438	15,895
Comerica, Inc.	124	6,819
Fifth Third Bancorp	640	23,814
Huntington Bancshares, Inc.	1,360	18,972
JPMorgan Chase & Co.	2,715	543,814
KeyCorp	879	13,897
M&T Bank Corp.	156	22,689
PNC Financial Services Group, Inc.	374	60,438
Regions Financial Corp.	868	18,263
Truist Financial Corp.	1,252	48,803
U.S. Bancorp	1,462	65,351
Wells Fargo & Co.	3,379	195,847
		1,392,765
Capital markets: 1.67%
Ameriprise Financial, Inc.	94	41,213
Bank of New York Mellon Corp.	713	41,083
BlackRock, Inc.	131	109,215
Blackstone, Inc.	675	88,675
Cboe Global Markets, Inc.	99	18,189
Charles Schwab Corp.	1,397	101,059
CME Group, Inc.	338	72,768
FactSet Research Systems, Inc.	36	16,358
Franklin Resources, Inc.	282	7,927
Goldman Sachs Group, Inc.	306	127,813
Intercontinental Exchange, Inc.	538	73,937
Invesco Ltd.	422	7,001
MarketAxess Holdings, Inc.	36	7,893
Moody’s Corp.	148	58,169
Morgan Stanley	1,176	110,732
MSCI, Inc.	74	41,473
Nasdaq, Inc.	357	22,527
Northern Trust Corp.	193	17,162
Raymond James Financial, Inc.	177	22,730
S&P Global, Inc.	302	128,486
State Street Corp.	284	21,959
T Rowe Price Group, Inc.	210	25,603
		1,161,972
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 5

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Consumer finance: 0.32%
American Express Co.	537	$122,269
Capital One Financial Corp.	357	53,154
Discover Financial Services	235	30,806
Synchrony Financial	382	16,472
		222,701
Financial services: 2.54%
Berkshire Hathaway, Inc. Class B†	1,709	718,669
Corpay, Inc.†	68	20,981
Fidelity National Information Services, Inc.	556	41,244
Fiserv, Inc.†	564	90,138
Global Payments, Inc.	245	32,747
Jack Henry & Associates, Inc.	68	11,813
Mastercard, Inc. Class A	775	373,217
PayPal Holdings, Inc.†	1,006	67,392
Visa, Inc. Class A	1,485	414,434
		1,770,635
Insurance: 1.29%
Aflac, Inc.	494	42,415
Allstate Corp.	246	42,560
American International Group, Inc.	659	51,514
Aon PLC Class A	188	62,739
Arch Capital Group Ltd.†	348	32,169
Arthur J Gallagher & Co.	204	51,008
Assurant, Inc.	49	9,224
Brown & Brown, Inc.	222	19,434
Chubb Ltd.	381	98,728
Cincinnati Financial Corp.	147	18,253
Everest Group Ltd.	41	16,297
Globe Life, Inc.	80	9,310
Hartford Financial Services Group, Inc.	280	28,854
Loews Corp.	171	13,388
Marsh & McLennan Cos., Inc.	462	95,163
MetLife, Inc.	576	42,687
Principal Financial Group, Inc.	206	17,780
Progressive Corp.	550	113,751
Prudential Financial, Inc.	339	39,799
Travelers Cos., Inc.	214	49,250
W R Berkley Corp.	190	16,804
Willis Towers Watson PLC	96	26,400
		897,527
Health care: 7.38%
Biotechnology: 1.15%
AbbVie, Inc.	1,658	301,922
Amgen, Inc.	502	142,729
Biogen, Inc.†	136	29,326
Gilead Sciences, Inc.	1,170	85,702
See accompanying notes to portfolio of investments
6 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Biotechnology(continued)
Incyte Corp.†	175	$9,970
Moderna, Inc.†	311	33,140
Regeneron Pharmaceuticals, Inc.†	99	95,286
Vertex Pharmaceuticals, Inc.†	242	101,158
		799,233
Health care equipment & supplies: 1.53%
Abbott Laboratories	1,630	185,266
Align Technology, Inc.†	67	21,971
Baxter International, Inc.	477	20,387
Becton Dickinson & Co.	271	67,059
Boston Scientific Corp.†	1,376	94,242
Cooper Cos., Inc.	187	18,973
Dentsply Sirona, Inc.	199	6,605
DexCom, Inc.†	362	50,209
Edwards Lifesciences Corp.†	570	54,469
GE HealthCare Technologies, Inc.	398	36,182
Hologic, Inc.†	220	17,151
IDEXX Laboratories, Inc.†	78	42,115
Insulet Corp.†	66	11,312
Intuitive Surgical, Inc.†	331	132,099
Medtronic PLC	1,249	108,850
ResMed, Inc.	138	27,328
STERIS PLC	93	20,908
Stryker Corp.	318	113,803
Teleflex, Inc.	44	9,952
Zimmer Biomet Holdings, Inc.	196	25,868
		1,064,749
Health care providers & services: 1.56%
Cardinal Health, Inc.	228	25,513
Cencora, Inc.	155	37,664
Centene Corp.†	502	39,397
Cigna Group	275	99,877
CVS Health Corp.	1,182	94,276
DaVita, Inc.†	51	7,041
Elevance Health, Inc.	221	114,597
HCA Healthcare, Inc.	186	62,037
Henry Schein, Inc.†	122	9,213
Humana, Inc.	115	39,873
Laboratory Corp. of America Holdings	80	17,477
McKesson Corp.	123	66,033
Molina Healthcare, Inc.†	54	22,185
Quest Diagnostics, Inc.	104	13,843
UnitedHealth Group, Inc.	869	429,894
Universal Health Services, Inc. Class B	57	10,400
		1,089,320
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 7

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Life sciences tools & services: 0.84%
Agilent Technologies, Inc.	275	$40,015
Bio-Rad Laboratories, Inc. Class A†	20	6,917
Bio-Techne Corp.	148	10,418
Charles River Laboratories International, Inc.†	48	13,006
Danaher Corp.	618	154,327
Illumina, Inc.†	149	20,461
IQVIA Holdings, Inc.†	171	43,244
Mettler-Toledo International, Inc.†	20	26,626
Revvity, Inc.	116	12,180
Thermo Fisher Scientific, Inc.	363	210,979
Waters Corp.†	56	19,277
West Pharmaceutical Services, Inc.	69	27,304
		584,754
Pharmaceuticals: 2.30%
Bristol-Myers Squibb Co.	1,911	103,634
Catalent, Inc.†	170	9,596
Eli Lilly & Co.	749	582,692
Johnson & Johnson	2,261	357,668
Merck & Co., Inc.	2,380	314,041
Pfizer, Inc.	5,302	147,130
Viatris, Inc.	1,127	13,456
Zoetis, Inc.	431	72,930
		1,601,147
Industrials: 5.23%
Aerospace & defense: 0.89%
Axon Enterprise, Inc.†	66	20,650
Boeing Co.†	539	104,022
General Dynamics Corp.	213	60,170
Howmet Aerospace, Inc.	367	25,114
Huntington Ingalls Industries, Inc.	37	10,785
L3Harris Technologies, Inc.	178	37,932
Lockheed Martin Corp.	202	91,884
Northrop Grumman Corp.	132	63,183
RTX Corp.	1,246	121,522
Textron, Inc.	184	17,651
TransDigm Group, Inc.	52	64,043
		616,956
Air freight & logistics: 0.27%
CH Robinson Worldwide, Inc.	110	8,375
Expeditors International of Washington, Inc.	137	16,655
FedEx Corp.	216	62,584
United Parcel Service, Inc. Class B	679	100,920
		188,534
Building products: 0.31%
A O Smith Corp.	115	10,288
See accompanying notes to portfolio of investments
8 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Building products(continued)
Allegion PLC	82	$11,046
Builders FirstSource, Inc.†	116	24,192
Carrier Global Corp.	785	45,632
Johnson Controls International PLC	640	41,805
Masco Corp.	206	16,249
Trane Technologies PLC	214	64,243
		213,455
Commercial services & supplies: 0.35%
Cintas Corp.	81	55,649
Copart, Inc.†	821	47,552
Republic Services, Inc.	192	36,757
Rollins, Inc.	264	12,215
Veralto Corp.	206	18,264
Waste Management, Inc.	344	73,324
		243,761
Construction & engineering: 0.05%
Quanta Services, Inc.	136	35,333
Electrical equipment: 0.40%
AMETEK, Inc.	217	39,689
Eaton Corp. PLC	375	117,255
Emerson Electric Co.	537	60,907
Generac Holdings, Inc.†	58	7,316
Hubbell, Inc.	50	20,752
Rockwell Automation, Inc.	108	31,464
		277,383
Ground transportation: 0.67%
CSX Corp.	1,856	68,802
J.B. Hunt Transport Services, Inc.	77	15,342
Norfolk Southern Corp.	212	54,032
Old Dominion Freight Line, Inc.	168	36,844
Uber Technologies, Inc.†	1,932	148,745
Union Pacific Corp.	573	140,918
		464,683
Industrial conglomerates: 0.52%
3M Co.	519	55,050
General Electric Co.	1,022	179,392
Honeywell International, Inc.	619	127,050
		361,492
Machinery: 1.09%
Caterpillar, Inc.	478	175,154
Cummins, Inc.	128	37,715
Deere & Co.	245	100,631
Dover Corp.	131	23,212
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Machinery(continued)
Fortive Corp.	329	$28,301
IDEX Corp.	71	17,325
Illinois Tool Works, Inc.	255	68,424
Ingersoll Rand, Inc.	380	36,081
Nordson Corp.	51	14,002
Otis Worldwide Corp.	381	37,822
PACCAR, Inc.	491	60,830
Parker-Hannifin Corp.	121	67,251
Pentair PLC	155	13,243
Snap-on, Inc.	50	14,811
Stanley Black & Decker, Inc.	144	14,102
Westinghouse Air Brake Technologies Corp.	168	24,474
Xylem, Inc.	226	29,208
		762,586
Passenger airlines: 0.10%
American Airlines Group, Inc.†	614	9,425
Delta Air Lines, Inc.	601	28,770
Southwest Airlines Co.	560	16,346
United Airlines Holdings, Inc.†	308	14,747
		69,288
Professional services: 0.40%
Automatic Data Processing, Inc.	386	96,400
Broadridge Financial Solutions, Inc.	111	22,740
Ceridian HCM Holding, Inc.†	147	9,733
Equifax, Inc.	116	31,032
Jacobs Solutions, Inc.	118	18,140
Leidos Holdings, Inc.	129	16,911
Paychex, Inc.	301	36,963
Paycom Software, Inc.	45	8,955
Robert Half, Inc.	98	7,769
Verisk Analytics, Inc.	136	32,059
		280,702
Trading companies & distributors: 0.18%
Fastenal Co.	537	41,424
United Rentals, Inc.	63	45,430
WW Grainger, Inc.	41	41,709
		128,563
Information technology: 17.57%
Communications equipment: 0.48%
Arista Networks, Inc.†	237	68,725
Cisco Systems, Inc.	3,816	190,457
F5, Inc.†	55	10,427
Juniper Networks, Inc.	302	11,192
Motorola Solutions, Inc.	156	55,377
		336,178
See accompanying notes to portfolio of investments
10 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.36%
Amphenol Corp. Class A	563	$64,942
CDW Corp.	126	32,228
Corning, Inc.	721	23,764
Jabil, Inc.	120	16,074
Keysight Technologies, Inc.†	164	25,647
TE Connectivity Ltd.	290	42,120
Teledyne Technologies, Inc.†	44	18,890
Trimble, Inc.†	234	15,060
Zebra Technologies Corp. Class A†	48	14,469
		253,194
IT services: 0.70%
Accenture PLC Class A	589	204,153
Akamai Technologies, Inc.†	142	15,444
Cognizant Technology Solutions Corp. Class A	468	34,300
EPAM Systems, Inc.†	54	14,913
Gartner, Inc.†	73	34,797
International Business Machines Corp.	859	164,034
VeriSign, Inc.†	83	15,729
		483,370
Semiconductors & semiconductor equipment: 6.09%
Advanced Micro Devices, Inc.†	1,517	273,803
Analog Devices, Inc.	466	92,170
Applied Materials, Inc.	781	161,066
Broadcom, Inc.	413	547,394
Enphase Energy, Inc.†	127	15,364
First Solar, Inc.†	100	16,880
Intel Corp.	3,970	175,355
KLA Corp.	127	88,718
Lam Research Corp.	123	119,503
Microchip Technology, Inc.	507	45,483
Micron Technology, Inc.	1,037	122,252
Monolithic Power Systems, Inc.	45	30,484
NVIDIA Corp.	2,319	2,095,356
NXP Semiconductors NV	242	59,960
ON Semiconductor Corp.†	401	29,494
Qorvo, Inc.†	91	10,450
QUALCOMM, Inc.	1,048	177,426
Skyworks Solutions, Inc.	150	16,248
Teradyne, Inc.	144	16,248
Texas Instruments, Inc.	854	148,775
		4,242,429
Software: 6.36%
Adobe, Inc.†	424	213,950
ANSYS, Inc.†	82	28,467
Autodesk, Inc.†	201	52,345
Cadence Design Systems, Inc.†	255	79,376
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Software(continued)
Fair Isaac Corp.†	23	$28,741
Fortinet, Inc.†	599	40,918
Gen Digital, Inc.	526	11,782
Intuit, Inc.	263	170,950
Microsoft Corp.	6,977	2,935,364
Oracle Corp.	1,497	188,038
Palo Alto Networks, Inc.†	296	84,103
PTC, Inc.†	112	21,161
Roper Technologies, Inc.	100	56,084
Salesforce, Inc.	909	273,773
ServiceNow, Inc.†	193	147,143
Synopsys, Inc.†	143	81,725
Tyler Technologies, Inc.†	40	17,000
		4,430,920
Technology hardware, storage & peripherals: 3.58%
Apple, Inc.	13,630	2,337,273
Hewlett Packard Enterprise Co.	1,221	21,648
HP, Inc.	819	24,750
NetApp, Inc.	193	20,259
Seagate Technology Holdings PLC	183	17,028
Super Micro Computer, Inc.†	47	47,472
Western Digital Corp.†	304	20,745
		2,489,175
Materials: 1.41%
Chemicals: 0.94%
Air Products & Chemicals, Inc.	209	50,634
Albemarle Corp.	110	14,491
Celanese Corp.	94	16,155
CF Industries Holdings, Inc.	179	14,895
Corteva, Inc.	659	38,004
Dow, Inc.	659	38,176
DuPont de Nemours, Inc.	404	30,975
Eastman Chemical Co.	110	11,024
Ecolab, Inc.	238	54,954
FMC Corp.	117	7,453
International Flavors & Fragrances, Inc.	240	20,638
Linde PLC	455	211,266
LyondellBasell Industries NV Class A	240	24,547
Mosaic Co.	307	9,965
PPG Industries, Inc.	221	32,023
Sherwin-Williams Co.	221	76,760
		651,960
Construction materials: 0.10%
Martin Marietta Materials, Inc.	58	35,608
Vulcan Materials Co.	125	34,115
		69,723
See accompanying notes to portfolio of investments
12 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Containers & packaging: 0.13%
Amcor PLC	1,357	$12,905
Avery Dennison Corp.	76	16,967
Ball Corp.	296	19,939
International Paper Co.	325	12,681
Packaging Corp. of America	84	15,942
Westrock Co.	241	11,917
		90,351
Metals & mining: 0.24%
Freeport-McMoRan, Inc.	1,347	63,336
Newmont Corp.-U.S. Exchange Traded Shares	1,082	38,779
Nucor Corp.	231	45,715
Steel Dynamics, Inc.	143	21,197
		169,027
Real estate: 1.35%
Health care REITs: 0.11%
Healthpeak Properties, Inc.	665	12,469
Ventas, Inc.	378	16,458
Welltower, Inc.	520	48,589
		77,516
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	662	13,690
Industrial REITs : 0.16%
Prologis, Inc.	868	113,031
Office REITs : 0.04%
Alexandria Real Estate Equities, Inc.	148	19,079
Boston Properties, Inc.	136	8,882
		27,961
Real estate management & development: 0.09%
CBRE Group, Inc. Class A†	279	27,130
CoStar Group, Inc.†	383	36,998
		64,128
Residential REITs : 0.17%
AvalonBay Communities, Inc.	133	24,679
Camden Property Trust	100	9,840
Equity Residential	324	20,448
Essex Property Trust, Inc.	60	14,689
Invitation Homes, Inc.	540	19,229
Mid-America Apartment Communities, Inc.	110	14,474
UDR, Inc.	284	10,624
		113,983
Retail REITs : 0.17%
Federal Realty Investment Trust	69	7,046
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 13

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Retail REITs (continued)
Kimco Realty Corp.	626	$12,276
Realty Income Corp.	781	42,252
Regency Centers Corp.	154	9,326
Simon Property Group, Inc.	306	47,886
		118,786
Specialized REITs : 0.59%
American Tower Corp.	438	86,544
Crown Castle, Inc.	407	43,073
Digital Realty Trust, Inc.	284	40,907
Equinix, Inc.	88	72,629
Extra Space Storage, Inc.	198	29,106
Iron Mountain, Inc.	274	21,978
Public Storage	149	43,219
SBA Communications Corp.	101	21,887
VICI Properties, Inc.	971	28,926
Weyerhaeuser Co.	685	24,598
		412,867
Utilities: 1.31%
Electric utilities: 0.88%
Alliant Energy Corp.	240	12,096
American Electric Power Co., Inc.	494	42,533
Constellation Energy Corp.	300	55,455
Duke Energy Corp.	724	70,018
Edison International	360	25,463
Entergy Corp.	199	21,030
Evergy, Inc.	216	11,530
Eversource Energy	328	19,605
Exelon Corp.	935	35,128
FirstEnergy Corp.	485	18,731
NextEra Energy, Inc.	1,927	123,155
NRG Energy, Inc.	212	14,350
PG&E Corp.	2,003	33,570
Pinnacle West Capital Corp.	106	7,921
PPL Corp.	692	19,051
Southern Co.	1,024	73,462
Xcel Energy, Inc.	518	27,842
		610,940
Gas utilities: 0.02%
Atmos Energy Corp.	142	16,880
Independent power and renewable electricity producers: 0.02%
AES Corp.	629	11,278
Multi-utilities: 0.36%
Ameren Corp.	247	18,268
CenterPoint Energy, Inc.	593	16,895
CMS Energy Corp.	276	16,654
See accompanying notes to portfolio of investments
14 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Multi-utilities(continued)
Consolidated Edison, Inc.	324	$29,422
Dominion Energy, Inc.	786	38,663
DTE Energy Co.	194	21,755
NiSource, Inc.	388	10,732
Public Service Enterprise Group, Inc.	468	31,253
Sempra	591	42,452
WEC Energy Group, Inc.	296	24,308
		250,402
Water utilities: 0.03%
American Water Works Co., Inc.	183	22,364
Total common stocks (Cost $18,086,622)		41,391,452

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 34.19%
U.S. Treasury Bonds	1.13%	5-15-2040	$1,060,000	662,293
U.S. Treasury Bonds	1.38	11-15-2040	87,000	55,945
U.S. Treasury Bonds	1.38	8-15-2050	151,000	79,741
U.S. Treasury Bonds	1.63	11-15-2050	87,000	49,138
U.S. Treasury Bonds	1.88	2-15-2041	408,000	284,437
U.S. Treasury Bonds	1.88	2-15-2051	221,000	133,135
U.S. Treasury Bonds	1.88	11-15-2051	105,000	62,889
U.S. Treasury Bonds	2.00	8-15-2051	629,000	389,710
U.S. Treasury Bonds	2.25	5-15-2041	201,000	148,504
U.S. Treasury Bonds	2.25	8-15-2046	106,000	72,548
U.S. Treasury Bonds	2.25	8-15-2049	108,000	72,018
U.S. Treasury Bonds	2.25	2-15-2052	615,000	404,531
U.S. Treasury Bonds	2.38	5-15-2051	224,000	152,066
U.S. Treasury Bonds	2.50	2-15-2046	106,000	76,660
U.S. Treasury Bonds	2.50	5-15-2046	105,000	75,748
U.S. Treasury Bonds	2.75	8-15-2047	101,000	75,584
U.S. Treasury Bonds	2.75	11-15-2047	100,000	74,719
U.S. Treasury Bonds	2.88	8-15-2045	115,000	89,516
U.S. Treasury Bonds	2.88	11-15-2046	154,000	118,670
U.S. Treasury Bonds	3.00	11-15-2044	114,000	91,289
U.S. Treasury Bonds	3.00	5-15-2045	116,000	92,483
U.S. Treasury Bonds	3.00	11-15-2045	115,000	91,340
U.S. Treasury Bonds	3.00	2-15-2047	106,000	83,388
U.S. Treasury Bonds	3.00	5-15-2047	104,000	81,693
U.S. Treasury Bonds	3.00	2-15-2048	114,000	89,165
U.S. Treasury Bonds	3.00	8-15-2048	121,000	94,437
U.S. Treasury Bonds	3.00	2-15-2049	140,000	109,151
U.S. Treasury Bonds	3.13	11-15-2041	37,000	31,084
U.S. Treasury Bonds	3.13	5-15-2048	123,000	98,371
U.S. Treasury Bonds	3.38	5-15-2044	110,000	93,865
U.S. Treasury Bonds	3.38	11-15-2048	250,000	208,916
U.S. Treasury Bonds	3.50	2-15-2039	29,000	26,643
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 15

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.75%	8-15-2041	$36,000	$33,138
U.S. Treasury Bonds	3.88	8-15-2040	37,000	34,925
U.S. Treasury Bonds	4.25	5-15-2039	31,000	30,933
U.S. Treasury Bonds	4.25	11-15-2040	40,000	39,456
U.S. Treasury Bonds	4.38	2-15-2038	133,000	135,670
U.S. Treasury Bonds	4.38	11-15-2039	35,000	35,309
U.S. Treasury Bonds	4.38	5-15-2040	35,000	35,186
U.S. Treasury Bonds	4.38	5-15-2041	33,000	32,937
U.S. Treasury Bonds	4.50	2-15-2036	26,000	27,045
U.S. Treasury Bonds	4.50	5-15-2038	21,000	21,659
U.S. Treasury Bonds	4.50	8-15-2039	33,000	33,811
U.S. Treasury Bonds	4.63	2-15-2040	38,000	39,372
U.S. Treasury Bonds	4.75	2-15-2037	103,000	109,550
U.S. Treasury Bonds	4.75	2-15-2041	44,000	46,050
U.S. Treasury Bonds	5.00	5-15-2037	102,000	110,865
U.S. Treasury Bonds	5.25	11-15-2028	45,000	46,842
U.S. Treasury Bonds	5.25	2-15-2029	583,000	608,757
U.S. Treasury Bonds	5.38	2-15-2031	31,000	33,283
U.S. Treasury Bonds	5.50	8-15-2028	35,000	36,731
U.S. Treasury Bonds	6.00	2-15-2026	1,152,000	1,181,205
U.S. Treasury Bonds	6.13	11-15-2027	49,000	51,894
U.S. Treasury Bonds	6.13	8-15-2029	25,000	27,241
U.S. Treasury Bonds	6.25	5-15-2030	21,000	23,239
U.S. Treasury Bonds	6.38	8-15-2027	21,000	22,294
U.S. Treasury Bonds	6.50	11-15-2026	28,000	29,427
U.S. Treasury Bonds	6.63	2-15-2027	108,000	114,514
U.S. Treasury Bonds	6.75	8-15-2026	421,000	441,655
U.S. Treasury Bonds	6.88	8-15-2025	1,046,000	1,076,890
U.S. Treasury Notes	0.25	5-31-2025	132,000	125,018
U.S. Treasury Notes	0.25	6-30-2025	142,000	134,057
U.S. Treasury Notes	0.25	7-31-2025	147,000	138,295
U.S. Treasury Notes	0.25	8-31-2025	153,000	143,449
U.S. Treasury Notes	0.25	10-31-2025	176,000	163,941
U.S. Treasury Notes	0.38	11-30-2025	306,000	284,688
U.S. Treasury Notes	0.38	1-31-2026	450,000	416,057
U.S. Treasury Notes	0.38	9-30-2027	155,000	135,183
U.S. Treasury Notes	0.50	3-31-2025	120,000	114,763
U.S. Treasury Notes	0.50	2-28-2026	193,000	178,382
U.S. Treasury Notes	0.50	5-31-2027	291,000	257,728
U.S. Treasury Notes	0.50	8-31-2027	142,000	124,738
U.S. Treasury Notes	0.50	10-31-2027	783,000	683,749
U.S. Treasury Notes	0.63	3-31-2027	81,000	72,467
U.S. Treasury Notes	0.63	11-30-2027	574,000	502,362
U.S. Treasury Notes	0.63	5-15-2030	613,000	495,069
U.S. Treasury Notes	0.63	8-15-2030	222,000	177,782
U.S. Treasury Notes	0.75	4-30-2026	194,000	179,223
U.S. Treasury Notes	0.75	5-31-2026	194,000	178,730
U.S. Treasury Notes	0.88	11-15-2030	132,000	106,843
See accompanying notes to portfolio of investments
16 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	1.00%	7-31-2028	$315,000	$274,468
U.S. Treasury Notes	1.13	2-28-2025	118,000	113,862
U.S. Treasury Notes	1.13	2-28-2027	127,000	115,639
U.S. Treasury Notes	1.25	4-30-2028	25,000	22,165
U.S. Treasury Notes	1.25	9-30-2028	785,000	688,746
U.S. Treasury Notes	1.25	8-15-2031	351,000	285,914
U.S. Treasury Notes	1.38	1-31-2025	105,000	101,817
U.S. Treasury Notes	1.38	8-31-2026	95,000	88,190
U.S. Treasury Notes	1.38	10-31-2028	1,255,000	1,105,479
U.S. Treasury Notes	1.38	11-15-2031	940,000	767,789
U.S. Treasury Notes	1.50	8-15-2026	102,000	95,059
U.S. Treasury Notes	1.50	1-31-2027	98,000	90,374
U.S. Treasury Notes	1.50	2-15-2030	209,000	179,683
U.S. Treasury Notes	1.63	2-15-2026	168,000	158,865
U.S. Treasury Notes	1.63	5-15-2026	105,000	98,688
U.S. Treasury Notes	1.63	10-31-2026	94,000	87,497
U.S. Treasury Notes	1.63	11-30-2026	97,000	90,119
U.S. Treasury Notes	1.63	8-15-2029	157,000	137,798
U.S. Treasury Notes	1.75	12-31-2026	99,000	92,140
U.S. Treasury Notes	1.75	11-15-2029	178,000	156,730
U.S. Treasury Notes	1.88	6-30-2026	98,000	92,468
U.S. Treasury Notes	1.88	7-31-2026	99,000	93,180
U.S. Treasury Notes	2.00	2-15-2025	289,000	281,318
U.S. Treasury Notes	2.00	8-15-2025	220,000	211,750
U.S. Treasury Notes	2.00	11-15-2026	170,000	159,588
U.S. Treasury Notes	2.13	5-15-2025	234,000	226,770
U.S. Treasury Notes	2.13	5-31-2026	97,000	92,097
U.S. Treasury Notes	2.25	11-15-2025	219,000	210,368
U.S. Treasury Notes	2.25	3-31-2026	99,000	94,541
U.S. Treasury Notes	2.25	2-15-2027	196,000	184,516
U.S. Treasury Notes	2.25	8-15-2027	101,000	94,305
U.S. Treasury Notes	2.25	11-15-2027	99,000	92,085
U.S. Treasury Notes	2.38	4-30-2026	98,000	93,659
U.S. Treasury Notes	2.38	5-15-2027	164,000	154,327
U.S. Treasury Notes	2.38	5-15-2029	90,000	82,332
U.S. Treasury Notes	2.50	1-31-2025	116,000	113,531
U.S. Treasury Notes	2.50	2-28-2026	97,000	93,173
U.S. Treasury Notes	2.63	3-31-2025	114,000	111,358
U.S. Treasury Notes	2.63	1-31-2026	95,000	91,579
U.S. Treasury Notes	2.63	2-15-2029	181,000	168,139
U.S. Treasury Notes	2.75	2-28-2025	121,000	118,506
U.S. Treasury Notes	2.75	6-30-2025	119,000	115,923
U.S. Treasury Notes	2.75	8-31-2025	122,000	118,507
U.S. Treasury Notes	2.75	2-15-2028	189,000	178,413
U.S. Treasury Notes	2.75	8-15-2032	680,000	609,902
U.S. Treasury Notes	2.88	4-30-2025	114,000	111,462
U.S. Treasury Notes	2.88	5-31-2025	117,000	114,258
U.S. Treasury Notes	2.88	6-15-2025	100,000	97,578
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 17

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	2.88%	7-31-2025	$118,000	$114,967
U.S. Treasury Notes	2.88	11-30-2025	96,000	93,116
U.S. Treasury Notes	2.88	5-15-2028	178,000	168,439
U.S. Treasury Notes	2.88	8-15-2028	190,000	179,416
U.S. Treasury Notes	3.00	10-31-2025	76,000	73,937
U.S. Treasury Notes	3.13	11-15-2028	226,000	215,256
U.S. Treasury Notes	3.50	2-15-2033	115,000	108,913
U.S. Treasury Notes	3.88	8-15-2033	460,000	447,781
U.S. Treasury Notes	4.13	11-15-2032	110,000	109,248
Total U.S. Treasury securities (Cost $25,906,291)				23,809,807

		Yield	Shares
Short-term investments: 5.04%
Investment companies: 5.04%
Allspring Government Money Market Fund Select Class♠∞		5.25	3,511,497	3,511,497
Total short-term investments (Cost $3,511,497)				3,511,497
Total investments in securities (Cost $47,504,410)	98.67%			68,712,756
Other assets and liabilities, net	1.33			924,363
Total net assets	100.00%			$69,637,119

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,872,731	$2,953,892	$(2,315,126)	$0	$0	$3,511,497	3,511,497	$38,552
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	68	6-18-2024	$7,482,666	$7,534,187	$51,521	$0
U.S. Long Term Bond	5	6-18-2024	596,670	602,188	5,518	0
E-Mini S&P 500 Index	15	6-21-2024	3,893,512	3,981,375	87,863	0
See accompanying notes to portfolio of investments
18 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
Micro E-Mini S&P 500	19	6-21-2024	$497,781	$504,308	$6,527	$0
2-Year U.S. Treasury Notes	3	6-28-2024	614,524	613,453	0	(1,071)
5-Year U.S. Treasury Notes	10	6-28-2024	1,069,115	1,070,156	1,041	0
Short
Ultra Long Term U.S. Treasury Bond	(6)	6-18-2024	(758,405)	(774,000)	0	(15,595)
					$152,470	$(16,666)
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 19

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
20 | Allspring VT Index Asset Allocation Fund

Notes to portfolio of investments—March 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,705,107	$0	$0	$3,705,107
Consumer discretionary	4,282,073	0	0	4,282,073
Consumer staples	2,470,279	0	0	2,470,279
Energy	1,636,301	0	0	1,636,301
Financials	5,445,600	0	0	5,445,600
Health care	5,139,203	0	0	5,139,203
Industrials	3,642,736	0	0	3,642,736
Information technology	12,235,266	0	0	12,235,266
Materials	981,061	0	0	981,061
Real estate	941,962	0	0	941,962
Utilities	911,864	0	0	911,864
U.S. Treasury securities	23,809,807	0	0	23,809,807
Short-term investments
Investment companies	3,511,497	0	0	3,511,497
	68,712,756	0	0	68,712,756
Futures contracts	152,470	0	0	152,470
Total assets	$68,865,226	$0	$0	$68,865,226
Liabilities
Futures contracts	$16,666	$0	$0	$16,666
Total liabilities	$16,666	$0	$0	$16,666
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of March 31, 2024, $456,531 was segregated as cash collateral for these open futures contracts.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring VT Index Asset Allocation Fund | 21